Schedule of Estimated Fair Value Based On Eventual Sale of Loans (Details) - Beeline Financial Holdings Inc [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Mortgage loans held for sale	$ 6,116,847	$ 2,267,596	$ 3,104,591
Fair value adjustment	154,704	33,416	(81,622)
Mortgage loans held for sale, at fair value	$ 6,271,551	$ 2,301,012	$ 3,022,969